Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	TIMOTHY PLAN
Central Index Key	0000916490
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013

Timothy Strategic Variable
Strategic Growth Portfolio
INVESTMENT OBJECTIVE
This Portfolio seeks to achieve medium to high levels of long-term capital growth.
FEES AND EXPENSES
Investors using a Portfolio to fund a Separate Account will pay certain fees and expenses in connection with the Portfolio, which are estimated in the table below. Each Portfolio pays annual operating expenses from its assets, so their effect is included in the Portfolio’s share price. These figures do not reflect any fees or charges imposed by any Insurance Company or Qualified Plan. Separate Account Owners and Plan Participants should refer to the Insurance Company’s prospectus or plan document, as applicable, for information on those fees or charges.
Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses		Timothy Strategic Variable
Management Fee	[1][2]	0.10%
Distribution/Service(12b-1 Fees)	[1]	none
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	[1][3]	0.34%
Fees and Expenses of Acquired Portfolios	[1][4]	1.66%
Total Annual Portfolio Operating Expenses	[1]	2.10%
[1]	The annual operating expenses of the Portfolio as shown in the table above are as of the Portfolio���s fiscal year ended December 31, 2012.
[2]	Management Fees are 0.10% of the average daily net assets of the Portfolio which is paid to the Portfolio���s Advisor, Timothy Partners. Ltd.
[3]	Other Expenses include administration fees.
[4]	Fees and expenses of Acquired Funds represent the pro rata expense indirectly incurred by the Portfolio as a result of investing in the Timothy Plan Traditional Funds that have their own expenses. The fees and expenses are not used to calculate the Portfolio���s net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the Financial Highlights sections of this prospectus.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect any insurance product fees or any additional expenses that participants in a qualified plan may bear relating to the operations of their plan. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Timothy Strategic Variable
1 Year	213
3 Years	658
5 Years	1,129
10 Years	2,431

PRINCIPAL INVESTMENT STRATEGIES
This Portfolio normally will invest at least 75% of its assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	5 - 10%
Large/Mid Cap Value Fund	15 - 25%
Large/Mid Cap Growth Fund	15 - 25%
Aggressive Growth Fund	5 - 10%
High Yield Bond Fund	5 - 15%
International Fund	20 - 30%
Israel Common Values Fund	5 - 10%
Emerging Markets Fund	5 - 10%
Defensive Strategies Fund	5 - 15%

The Strategic Growth Portfolio normally will invest its remaining cash, if any, in the Fidelity Select Money Market Portfolio.

The Advisor determines the specific asset allocation program. On each day that the Portfolio is open for business, the Advisor reviews the asset allocation program and reallocates, as necessary, for any new moneys invested in the Portfolio. In order to achieve its investment objective, the Portfolio typically allocates its assets within the predetermined percentage ranges. Even so, the Portfolio may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which the Portfolio will normally invest in the particular market segment represented by each underlying Traditional Fund, and the varying degrees of potential investment risk and reward represented by the Portfolio’s investments in those market segments and their corresponding Traditional Funds. The Advisor may alter these percentage ranges when it deems appropriate. The assets of the Portfolio will be allocated among the Traditional Funds in accordance with its investment objective, the Advisor’s outlook for the economy and the financial markets, and the relative market valuations of the Traditional Funds. The Advisor also reallocates the Portfolio’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.
PRINCIPAL RISKS
  General Risk  |  As with most other mutual funds, you can lose money by investing in the Strategic Growth Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
  Portfolio Risk  |  The Portfolio is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Portfolio invests:
  Stock Market Risk:  The Portfolio is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
  Larger Company Investing Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
  Mid-size Company Investing Risk:  Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Portfolio wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Small Company Investing Risk:  Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Portfolio wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Excluded Security Risk:  Because the Traditional Funds do not invest in Excluded Securities, and will divest themselves of securities that are subsequently discovered to be ineligible, the Portfolio may be riskier than other Funds that invest in a broader array of securities.
  Growth Risk:  The Traditional Funds often invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the Funds’ managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, ultimately reducing the Portfolio’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
  Value Investing Risk:  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.
  Sector Risk:  If certain industry sectors or types of securities don’t perform as well as the Fund Managers expect, the Portfolio’s performance could ultimately suffer.
  Foreign Risk:  The Funds’ investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Portfolio’s investments in a foreign country.
  Israel Risk:  Investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.
  Emerging Market Risk:  The Emerging Markets Fund invests in emerging markets, which expose the Portfolio to additional risks due to the lack of historical or regulatory controls, possible more rapid and extreme changes in value than domestic securities, and possible nationalization, expropriation or confiscatory taxation or political changes.
  Currency Risk:  Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Funds’ investments in foreign securities.
  High Yield Security Risk:  Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.
  Interest Rate Risk:  To the extent that the Portfolio invests in the High Yield Bond Fund, the Portfolio will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Portfolio is to interest rate risk.
  Credit Risk:  To the extent that the Portfolio invests in the High Yield Bond Fund, the Portfolio will be exposed to credit risk. The Portfolio could lose money if any bonds owned by the High Yield bond Fund are downgraded in credit rating or go into default.
  Real Estate Investment Trust (“REITs”) Risk:  The Portfolio invests in the Defensive Strategies Fund and through it, in REITs. The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.
  Commodities-based Exchange Traded Funds (“Commodity ETFs”) and Commodity-Based Equities Risk:  The Portfolio invests in the Defensive Strategies Fund and through it, in Commodity ETFs and commodities-based equities without regard to their capitalization. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost. Commodities are defined to include, but not be limited to, many basic products used in manufacturing, certain financial instruments, and precious metals.
  Treasury-Inflation Protected Securities (“TIPS”) Risk:  The Portfolio invests in the Defensive Strategies Fund and through it, in TIPS. Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.
  Non-Diversification Risk:  Because the Portfolio may invest in a smaller number of securities (the Traditional Funds), adverse changes to a single Fund will have a more pronounced negative effect on the Portfolio than if the Portfolio’s investments were more widely distributed.
  Who Should Buy This Portfolio  |  The Strategic Growth Portfolio is most appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity and bond funds and who wish to allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE
Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns since its inception. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay. Past performance is no guarantee of future performance.
Year-by-year Annual Total Returns for Portfolio Shares (for calendar years ending on December 31)

[1]	Strategic Growth Portfolio commenced investment operations on May 1, 2002.

The Portfolio’s total return for the most recent quarter ended March 31, 2013 was 6.54%.

Best Quarter	Worst Quarter
Jun-09	Dec-08
16.67%	-24.48%

Average Annual Total Returns (for periods ending on December 31, 2012)
Average Annual Total Returns		1 Year	5 Year	10 Year
Timothy Strategic Variable	[1]	11.42%	(0.63%)	5.31%
Timothy Strategic Variable Return after taxes on distributions	[1]	10.86%	(1.47%)	4.66%
Timothy Strategic Variable Return after taxes on distributions and sale of shares	[1]	7.42%	(0.92%)	4.39%
Timothy Strategic Variable DJ Global Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)	[1][2]	13.96%	2.58%	9.19%
[1]	Strategic Growth Portfolio commenced investment operations on May 1, 2002.
[2]	The Dow Jones Global Moderately Aggressive Portfolio Index is a widely recognized measure of portfolios with similar levels of risk. The Dow Jones Portfolio Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Timothy Strategic Variable
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Portfolio seeks to achieve medium to high levels of long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Investors using a Portfolio to fund a Separate Account will pay certain fees and expenses in connection with the Portfolio, which are estimated in the table below. Each Portfolio pays annual operating expenses from its assets, so their effect is included in the Portfolio’s share price. These figures do not reflect any fees or charges imposed by any Insurance Company or Qualified Plan. Separate Account Owners and Plan Participants should refer to the Insurance Company’s prospectus or plan document, as applicable, for information on those fees or charges.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The fees and expenses are not used to calculate the Portfolio’s net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the Financial Highlights sections of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect any insurance product fees or any additional expenses that participants in a qualified plan may bear relating to the operations of their plan. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This Portfolio normally will invest at least 75% of its assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	5 - 10%
Large/Mid Cap Value Fund	15 - 25%
Large/Mid Cap Growth Fund	15 - 25%
Aggressive Growth Fund	5 - 10%
High Yield Bond Fund	5 - 15%
International Fund	20 - 30%
Israel Common Values Fund	5 - 10%
Emerging Markets Fund	5 - 10%
Defensive Strategies Fund	5 - 15%

The Strategic Growth Portfolio normally will invest its remaining cash, if any, in the Fidelity Select Money Market Portfolio.

		The Advisor determines the specific asset allocation program. On each day that the Portfolio is open for business, the Advisor reviews the asset allocation program and reallocates, as necessary, for any new moneys invested in the Portfolio. In order to achieve its investment objective, the Portfolio typically allocates its assets within the predetermined percentage ranges. Even so, the Portfolio may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which the Portfolio will normally invest in the particular market segment represented by each underlying Traditional Fund, and the varying degrees of potential investment risk and reward represented by the Portfolio’s investments in those market segments and their corresponding Traditional Funds. The Advisor may alter these percentage ranges when it deems appropriate. The assets of the Portfolio will be allocated among the Traditional Funds in accordance with its investment objective, the Advisor’s outlook for the economy and the financial markets, and the relative market valuations of the Traditional Funds. The Advisor also reallocates the Portfolio’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  General Risk  |  As with most other mutual funds, you can lose money by investing in the Strategic Growth Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
  Portfolio Risk  |  The Portfolio is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Portfolio invests:
  Stock Market Risk:  The Portfolio is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
  Larger Company Investing Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
  Mid-size Company Investing Risk:  Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Portfolio wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Small Company Investing Risk:  Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Portfolio wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Excluded Security Risk:  Because the Traditional Funds do not invest in Excluded Securities, and will divest themselves of securities that are subsequently discovered to be ineligible, the Portfolio may be riskier than other Funds that invest in a broader array of securities.
  Growth Risk:  The Traditional Funds often invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the Funds’ managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, ultimately reducing the Portfolio’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
  Value Investing Risk:  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.
  Sector Risk:  If certain industry sectors or types of securities don’t perform as well as the Fund Managers expect, the Portfolio’s performance could ultimately suffer.
  Foreign Risk:  The Funds’ investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Portfolio’s investments in a foreign country.
  Israel Risk:  Investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.
  Emerging Market Risk:  The Emerging Markets Fund invests in emerging markets, which expose the Portfolio to additional risks due to the lack of historical or regulatory controls, possible more rapid and extreme changes in value than domestic securities, and possible nationalization, expropriation or confiscatory taxation or political changes.
  Currency Risk:  Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Funds’ investments in foreign securities.
  High Yield Security Risk:  Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.
  Interest Rate Risk:  To the extent that the Portfolio invests in the High Yield Bond Fund, the Portfolio will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Portfolio is to interest rate risk.
  Credit Risk:  To the extent that the Portfolio invests in the High Yield Bond Fund, the Portfolio will be exposed to credit risk. The Portfolio could lose money if any bonds owned by the High Yield bond Fund are downgraded in credit rating or go into default.
  Real Estate Investment Trust (“REITs”) Risk:  The Portfolio invests in the Defensive Strategies Fund and through it, in REITs. The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.
  Commodities-based Exchange Traded Funds (“Commodity ETFs”) and Commodity-Based Equities Risk:  The Portfolio invests in the Defensive Strategies Fund and through it, in Commodity ETFs and commodities-based equities without regard to their capitalization. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost. Commodities are defined to include, but not be limited to, many basic products used in manufacturing, certain financial instruments, and precious metals.
  Treasury-Inflation Protected Securities (“TIPS”) Risk:  The Portfolio invests in the Defensive Strategies Fund and through it, in TIPS. Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.
  Non-Diversification Risk:  Because the Portfolio may invest in a smaller number of securities (the Traditional Funds), adverse changes to a single Fund will have a more pronounced negative effect on the Portfolio than if the Portfolio’s investments were more widely distributed.
  Who Should Buy This Portfolio  |  The Strategic Growth Portfolio is most appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity and bond funds and who wish to allocate their investments among multiple funds with a single investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in the Strategic Growth Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Because the Portfolio may invest in a smaller number of securities (the Traditional Funds), adverse changes to a single Fund will have a more pronounced negative effect on the Portfolio than if the Portfolio’s investments were more widely distributed.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns since its inception. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay. Past performance is no guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Portfolio’s returns since its inception. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Portfolio Shares (for calendar years ending on December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Portfolio’s total return for the most recent quarter ended March 31, 2013 was 6.54%.

Best Quarter	Worst Quarter
Jun-09	Dec-08
16.67%	-24.48%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2012)
Timothy Strategic Variable | Timothy Strategic Variable
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.34%	[1],[3]
Fees and Expenses of Acquired Portfolios	rr_AcquiredFundFeesAndExpensesOverAssets	1.66%	[1],[4]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.10%	[1]
1 Year	rr_ExpenseExampleYear01	213
3 Years	rr_ExpenseExampleYear03	658
5 Years	rr_ExpenseExampleYear05	1,129
10 Years	rr_ExpenseExampleYear10	2,431
2003	rr_AnnualReturn2003	25.03%	[5]
2004	rr_AnnualReturn2004	8.12%	[5]
2005	rr_AnnualReturn2005	5.89%	[5]
2006	rr_AnnualReturn2006	9.83%	[5]
2007	rr_AnnualReturn2007	10.13%	[5]
2008	rr_AnnualReturn2008	(39.55%)	[5]
2009	rr_AnnualReturn2009	29.48%	[5]
2010	rr_AnnualReturn2010	15.37%	[5]
2011	rr_AnnualReturn2011	(3.70%)	[5]
2012	rr_AnnualReturn2012	11.42%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Portfolio’s total return for the most recent quarter ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.48%)
1 Year	rr_AverageAnnualReturnYear01	11.42%	[5]
5 Year	rr_AverageAnnualReturnYear05	(0.63%)	[5]
10 Year	rr_AverageAnnualReturnYear10	5.31%	[5]
Timothy Strategic Variable | Return after taxes on distributions | Timothy Strategic Variable
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.86%	[5]
5 Year	rr_AverageAnnualReturnYear05	(1.47%)	[5]
10 Year	rr_AverageAnnualReturnYear10	4.66%	[5]
Timothy Strategic Variable | Return after taxes on distributions and sale of shares | Timothy Strategic Variable
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.42%	[5]
5 Year	rr_AverageAnnualReturnYear05	(0.92%)	[5]
10 Year	rr_AverageAnnualReturnYear10	4.39%	[5]
Timothy Strategic Variable | DJ Global Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.96%	[5],[6]
5 Year	rr_AverageAnnualReturnYear05	2.58%	[5],[6]
10 Year	rr_AverageAnnualReturnYear10	9.19%	[5],[6]

[1]	The annual operating expenses of the Portfolio as shown in the table above are as of the Portfolio���s fiscal year ended December 31, 2012.
[2]	Management Fees are 0.10% of the average daily net assets of the Portfolio which is paid to the Portfolio���s Advisor, Timothy Partners. Ltd.
[3]	Other Expenses include administration fees.
[4]	Fees and expenses of Acquired Funds represent the pro rata expense indirectly incurred by the Portfolio as a result of investing in the Timothy Plan Traditional Funds that have their own expenses. The fees and expenses are not used to calculate the Portfolio���s net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the Financial Highlights sections of this prospectus.
[5]	Strategic Growth Portfolio commenced investment operations on May 1, 2002.
[6]	The Dow Jones Global Moderately Aggressive Portfolio Index is a widely recognized measure of portfolios with similar levels of risk. The Dow Jones Portfolio Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.

Timothy Conservative Variable
Conservative Growth Portfolio
INVESTMENT OBJECTIVE
This Portfolio seeks to achieve moderate levels of long-term capital growth.
FEES AND EXPENSES
Investors using a Portfolio to fund a Separate Account will pay certain fees and expenses in connection with the Portfolio, which are estimated in the table below. Each Portfolio pays annual operating expenses from its assets, so their effect is included in the Portfolio’s share price. These figures do not reflect any fees or charges imposed by any Insurance Company or Qualified Plan. Separate Account Owners and Plan Participants should refer to the Insurance Company’s prospectus or plan document, as applicable, for information on those fees or charges.
Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses		Timothy Conservative Variable
Management Fee	[1][2]	0.10%
Distribution/Service(12b-1 Fees)	[1]	none
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	[1][3]	0.32%
Fees and Expenses of Acquired Portfolios	[1][4]	1.15%
Total Annual Portfolio Operating Expenses	[1]	1.57%
[1]	The annual operating expenses of the Portfolio as shown in the table above are as of the Portfolio���s fiscal year ended December 31, 2012.
[2]	Management Fees are 0.10% of the average daily net assets of the Portfolio which is paid to the Portfolio���s Advisor, Timothy Partners, Ltd.
[3]	Other Expenses include administration fees.
[4]	Fees and expenses of Acquired Funds represent the pro rata expense indirectly incurred by the Portfolio as a result of investing in the Timothy Plan Traditional Funds that have their own expenses. The fees and expenses are not used to calculate the Portfolio���s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the Financial Highlights sections of this prospectus.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect any insurance product fees or any additional expenses that participants in a qualified plan may bear relating to the operations of their plan. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Timothy Conservative Variable
1 Year	159
3 Years	495
5 Years	854
10 Years	1,867

PRINCIPAL INVESTMENT STRATEGIES
The Conservative Growth Portfolio normally will invest at least 75% of its total assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	0 - 10%
Large/Mid Cap Value Fund	10 - 20%
Large/Mid Cap Growth Fund	5 - 15%
Aggressive Growth Fund	0 - 5%
High Yield Bond Fund	5 - 15%
Fixed Income Fund	20 - 40%
International Fund	5 - 15%
Israel Common Values Fund	0 - 5%
Emerging Markets Fund	0 - 5%
Defensive Strategies Fund	10 - 30%

The Conservative Growth Portfolio normally will invest its remaining cash, if any, in the Fidelity Select Money Market Portfolio.

The Advisor determines the specific asset allocation program. On each day that the Portfolio is open for business, the Advisor reviews the asset allocation program and reallocates, as necessary, for any new moneys invested in the Portfolio. In order to achieve its investment objective, the Portfolio typically allocates its assets within the predetermined percentage ranges. Even so, the Portfolio may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which the Portfolio will normally invest in the particular market segment represented by each underlying Traditional Fund, and the varying degrees of potential investment risk and reward represented by the Portfolio’s investments in those market segments and their corresponding Traditional Funds. The Advisor may alter these percentage ranges when it deems appropriate. The assets of the Portfolio will be allocated among the Traditional Funds in accordance with its investment objective, the Advisor’s outlook for the economy and the financial markets, and the relative market valuations of the Traditional Funds. The Advisor also reallocates the Portfolio’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.
PRINCIPAL RISKS
  General Risk | As with most other mutual funds, you can lose money by investing in the Conservative Growth Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
  Portfolio Risk | The Portfolio is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Portfolio invests:
  Stock Market Risk:  The Portfolio is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
  Larger Company Investing Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
  Mid-size Company Investing Risk:  Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Portfolio wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Small Company Investing Risk:  Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Portfolio wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Excluded Security Risk:  Because the Traditional Funds do not invest in Excluded Securities, and will divest themselves of securities that are subsequently discovered to be ineligible, the Portfolio may be riskier than other Funds that invest in a broader array of securities.
  Growth Risk:  The Traditional Funds often invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the Funds’ managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
  Value Investing Risk:  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.
  Sector Risk:  If certain industry sectors or types of securities don’t perform as well as the Fund Managers expect, the Portfolio’s performance could suffer.
  Foreign Risk:  The Funds’ investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Portfolio’s investments in a foreign country.
  Israel Risk:  Investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.
  Emerging Market Risk:  The Emerging Markets Fund invests in emerging markets, which expose the Portfolio to additional risks due to the lack of historical or regulatory controls, possible more rapid and extreme changes in value than domestic securities, and possible nationalization, expropriation or confiscatory taxation or political changes.
  Currency Risk:  Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Portfolio’s investments in foreign securities.
  High Yield Security Risk:  Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.
  Interest Rate Risk:  To the extent that the Portfolio invests in the High Yield Bond Fund, and other fixed income securities, the Portfolio will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Portfolio is to interest rate risk.
  Credit Risk:  To the extent that the Portfolio invests in the High Yield Bond Fund, and other fixed income securities, the Portfolio will be exposed to credit risk. The Portfolio could lose money if any bonds owned by the High Yield Bond Fund are downgraded in credit rating or go into default.
  Real Estate Investment Trust (“REITS”) Risk:  The Portfolio invests in the Defensive Strategies Fund and through it, in REITs. The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.
  Commodities-based Exchange Traded Funds (“Commodity ETFs”) and Commodity-Based Equities Risk:  The Portfolio invests in the Defensive Strategies Fund and through it, in Commodity ETFs and commodities-based equities without regard to their capitalization. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost. Commodities are defined to include, but not be limited to, many basic products used in manufacturing, certain financial instruments, and precious metals.
  Treasury-Inflation Protected Securities (“TIPS”) Risk:  The Portfolio invests in the Defensive Strategies Fund and through it, in TIPS. Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.
  Non-Diversification Risk:  Because the Portfolio may invest in a smaller number of securities (the Traditional Funds), adverse changes to a single Fund will have a more pronounced negative effect on the Portfolio than if the Portfolio’s investments were more widely distributed.
  Who Should Buy This Portfolio  |  The Conservative Growth Portfolio is most appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE
Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns since its inception. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay. Past performance is no guarantee of future performance.
Year-by-year Annual Total Returns for Portfolio Shares (for calendar years ending on December 31)

[1]	Conservative Growth Portfolio commenced investment operations on May 1, 2002.

The Portfolio’s total return for the most recent quarter ended March 31, 2013 was 4.31%.

Best Quarter	Worst Quarter
Jun-09	Dec-08
12.68%	-16.93%

Average Annual Total Returns (for period ending on December 31, 2012)
Average Annual Total Returns		1 Year	5 Year	10 Year
Timothy Conservative Variable	[1]	7.79%	1.61%	5.38%
Timothy Conservative Variable Return after taxes on distributions	[1]	7.11%	0.67%	4.71%
Timothy Conservative Variable Return after taxes on distributions and sale of shares	[1]	5.07%	0.88%	4.37%
Timothy Conservative Variable Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	[1][2]	11.24%	3.44%	8.25%
[1]	Conservative Growth Portfolio commenced investment operations on May 1, 2002.
[2]	The Dow Jones Global Moderate Portfolio Index is a widely recognized measure of portfolios with similar levels of risk. The Dow Jones Portfolio Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Timothy Conservative Variable
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Conservative Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Portfolio seeks to achieve moderate levels of long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Investors using a Portfolio to fund a Separate Account will pay certain fees and expenses in connection with the Portfolio, which are estimated in the table below. Each Portfolio pays annual operating expenses from its assets, so their effect is included in the Portfolio’s share price. These figures do not reflect any fees or charges imposed by any Insurance Company or Qualified Plan. Separate Account Owners and Plan Participants should refer to the Insurance Company’s prospectus or plan document, as applicable, for information on those fees or charges.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The fees and expenses are not used to calculate the Portfolio’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the Financial Highlights sections of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect any insurance product fees or any additional expenses that participants in a qualified plan may bear relating to the operations of their plan. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Conservative Growth Portfolio normally will invest at least 75% of its total assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	0 - 10%
Large/Mid Cap Value Fund	10 - 20%
Large/Mid Cap Growth Fund	5 - 15%
Aggressive Growth Fund	0 - 5%
High Yield Bond Fund	5 - 15%
Fixed Income Fund	20 - 40%
International Fund	5 - 15%
Israel Common Values Fund	0 - 5%
Emerging Markets Fund	0 - 5%
Defensive Strategies Fund	10 - 30%

The Conservative Growth Portfolio normally will invest its remaining cash, if any, in the Fidelity Select Money Market Portfolio.

		The Advisor determines the specific asset allocation program. On each day that the Portfolio is open for business, the Advisor reviews the asset allocation program and reallocates, as necessary, for any new moneys invested in the Portfolio. In order to achieve its investment objective, the Portfolio typically allocates its assets within the predetermined percentage ranges. Even so, the Portfolio may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which the Portfolio will normally invest in the particular market segment represented by each underlying Traditional Fund, and the varying degrees of potential investment risk and reward represented by the Portfolio’s investments in those market segments and their corresponding Traditional Funds. The Advisor may alter these percentage ranges when it deems appropriate. The assets of the Portfolio will be allocated among the Traditional Funds in accordance with its investment objective, the Advisor’s outlook for the economy and the financial markets, and the relative market valuations of the Traditional Funds. The Advisor also reallocates the Portfolio’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  General Risk | As with most other mutual funds, you can lose money by investing in the Conservative Growth Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
  Portfolio Risk | The Portfolio is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Portfolio invests:
  Stock Market Risk:  The Portfolio is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
  Larger Company Investing Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
  Mid-size Company Investing Risk:  Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Portfolio wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Small Company Investing Risk:  Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Portfolio wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Excluded Security Risk:  Because the Traditional Funds do not invest in Excluded Securities, and will divest themselves of securities that are subsequently discovered to be ineligible, the Portfolio may be riskier than other Funds that invest in a broader array of securities.
  Growth Risk:  The Traditional Funds often invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the Funds’ managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
  Value Investing Risk:  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.
  Sector Risk:  If certain industry sectors or types of securities don’t perform as well as the Fund Managers expect, the Portfolio’s performance could suffer.
  Foreign Risk:  The Funds’ investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Portfolio’s investments in a foreign country.
  Israel Risk:  Investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.
  Emerging Market Risk:  The Emerging Markets Fund invests in emerging markets, which expose the Portfolio to additional risks due to the lack of historical or regulatory controls, possible more rapid and extreme changes in value than domestic securities, and possible nationalization, expropriation or confiscatory taxation or political changes.
  Currency Risk:  Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Portfolio’s investments in foreign securities.
  High Yield Security Risk:  Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.
  Interest Rate Risk:  To the extent that the Portfolio invests in the High Yield Bond Fund, and other fixed income securities, the Portfolio will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Portfolio is to interest rate risk.
  Credit Risk:  To the extent that the Portfolio invests in the High Yield Bond Fund, and other fixed income securities, the Portfolio will be exposed to credit risk. The Portfolio could lose money if any bonds owned by the High Yield Bond Fund are downgraded in credit rating or go into default.
  Real Estate Investment Trust (“REITS”) Risk:  The Portfolio invests in the Defensive Strategies Fund and through it, in REITs. The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.
  Commodities-based Exchange Traded Funds (“Commodity ETFs”) and Commodity-Based Equities Risk:  The Portfolio invests in the Defensive Strategies Fund and through it, in Commodity ETFs and commodities-based equities without regard to their capitalization. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost. Commodities are defined to include, but not be limited to, many basic products used in manufacturing, certain financial instruments, and precious metals.
  Treasury-Inflation Protected Securities (“TIPS”) Risk:  The Portfolio invests in the Defensive Strategies Fund and through it, in TIPS. Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.
  Non-Diversification Risk:  Because the Portfolio may invest in a smaller number of securities (the Traditional Funds), adverse changes to a single Fund will have a more pronounced negative effect on the Portfolio than if the Portfolio’s investments were more widely distributed.
  Who Should Buy This Portfolio  |  The Conservative Growth Portfolio is most appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in the Conservative Growth Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Because the Portfolio may invest in a smaller number of securities (the Traditional Funds), adverse changes to a single Fund will have a more pronounced negative effect on the Portfolio than if the Portfolio’s investments were more widely distributed.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns since its inception. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay. Past performance is no guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Portfolio’s returns since its inception. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Portfolio Shares (for calendar years ending on December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Portfolio’s total return for the most recent quarter ended March 31, 2013 was 4.31%.

Best Quarter	Worst Quarter
Jun-09	Dec-08
12.68%	-16.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for period ending on December 31, 2012)
Timothy Conservative Variable | Timothy Conservative Variable
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.32%	[1],[3]
Fees and Expenses of Acquired Portfolios	rr_AcquiredFundFeesAndExpensesOverAssets	1.15%	[1],[4]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.57%	[1]
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	495
5 Years	rr_ExpenseExampleYear05	854
10 Years	rr_ExpenseExampleYear10	1,867
2003	rr_AnnualReturn2003	17.61%	[5]
2004	rr_AnnualReturn2004	5.97%	[5]
2005	rr_AnnualReturn2005	5.33%	[5]
2006	rr_AnnualReturn2006	9.16%	[5]
2007	rr_AnnualReturn2007	8.82%	[5]
2008	rr_AnnualReturn2008	(28.59%)	[5]
2009	rr_AnnualReturn2009	22.80%	[5]
2010	rr_AnnualReturn2010	12.45%	[5]
2011	rr_AnnualReturn2011	1.90%	[5]
2012	rr_AnnualReturn2012	7.79%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Portfolio’s total return for the most recent quarter ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.93%)
1 Year	rr_AverageAnnualReturnYear01	7.79%	[5]
5 Year	rr_AverageAnnualReturnYear05	1.61%	[5]
10 Year	rr_AverageAnnualReturnYear10	5.38%	[5]
Timothy Conservative Variable | Return after taxes on distributions | Timothy Conservative Variable
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.11%	[5]
5 Year	rr_AverageAnnualReturnYear05	0.67%	[5]
10 Year	rr_AverageAnnualReturnYear10	4.71%	[5]
Timothy Conservative Variable | Return after taxes on distributions and sale of shares | Timothy Conservative Variable
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.07%	[5]
5 Year	rr_AverageAnnualReturnYear05	0.88%	[5]
10 Year	rr_AverageAnnualReturnYear10	4.37%	[5]
Timothy Conservative Variable | Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.24%	[5],[6]
5 Year	rr_AverageAnnualReturnYear05	3.44%	[5],[6]
10 Year	rr_AverageAnnualReturnYear10	8.25%	[5],[6]

[1]	The annual operating expenses of the Portfolio as shown in the table above are as of the Portfolio���s fiscal year ended December 31, 2012.
[2]	Management Fees are 0.10% of the average daily net assets of the Portfolio which is paid to the Portfolio���s Advisor, Timothy Partners, Ltd.
[3]	Other Expenses include administration fees.
[4]	Fees and expenses of Acquired Funds represent the pro rata expense indirectly incurred by the Portfolio as a result of investing in the Timothy Plan Traditional Funds that have their own expenses. The fees and expenses are not used to calculate the Portfolio���s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the Financial Highlights sections of this prospectus.
[5]	Conservative Growth Portfolio commenced investment operations on May 1, 2002.
[6]	The Dow Jones Global Moderate Portfolio Index is a widely recognized measure of portfolios with similar levels of risk. The Dow Jones Portfolio Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013